Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($) Cash_Generating_Units	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Jan. 01, 2019 ARS ($)
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current and non-current classification							The presentation in the statement of financial position makes a distinction between current and non-current assets and liabilities, according to the activities operating cycle.Current assets and liabilities include assets and liabilities, which are realized or settled within the 12-month period from the end of the fiscal year.
Consolidation policies							This capacity is, in general but not solely, obtained by the direct or indirect ownership of more than 50% of the voting shares of a company.
Maximum accumulated inflation rate							In recent years, inflation in Argentina has been high, with an accumulated inflation rate exceeding 100% over the last three years.
Service concessions arrangements							The Argentine Hydrocarbons Law allows the executive branch of the Argentine government to award 35-year concessions for the transportation of oil, gas and petroleum products following submission of competitive bids. The term of a transportation concession may be extended for an additional ten-year term.
Description of significant influence in associates							Associates are considered those in which the Group has significant influence, understood as the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies. Significant influence is presumed in companies in which a company has an interest of 20% or more and less than 50%.
Useful life of cash generating units							10 years
General tax rate							30.00%	35.00%	35.00%
Personal assets tax rate								0.25%	0.25%	0.25%
Shareholders equity attributable to shareholders of the parent company							$ 362,357	$ 152,533	$ 118,661	$ 120,461
Expected decrease in net profit after tax for fiscal year 2019							541
Expected increase in operating activities							9,224
Percentage of reduction in domestic crude oil price per barrel	6.00%	2.00%	2.00%	2.00%					10.00%
Impairment charge for property, plant and equipment									$ 34,943
Discount rate after taxes of the CGU Oil									8.67%
Recoverable value of assets after tax of the CGU Oil							82,802		$ 71,495
Reversal for impairment of value of assets							2,900	$ 5,032
Discount rate after taxes								8.28%
Remaining Lease Commitments [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Right-of-use assets											$ 23,059
Lease liabilities											$ 23,059
Non adjusting event [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Recoverable value of assets after tax of the CGU Oil					$ 82,802	$ 82,802
Discount rate after taxes					8.42%	8.28%
Scenario Forecast [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
General tax rate					25.00%	30.00%
Legal reserve [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Shareholders equity attributable to shareholders of the parent company							$ 2,007	$ 2,007	$ 2,007	$ 2,007
Upstream segment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Number of cash generating units | Cash_Generating_Units							4
Gas and power segment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Number of cash generating units | Cash_Generating_Units							3
Metrogas S.A. [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of non-controlling interest acquired							30.00%
YTEC [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of non-controlling interest acquired							49.00%
Later than one year [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Discount rate after taxes of the CGU Oil							10.94%
Later than two years and THERE AFTER [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Discount rate after taxes of the CGU Oil							11.19%
Crude Oil Reserves [member] | Upstream segment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Number of cash generating units | Cash_Generating_Units							1
Natural gas reserves [member] | Upstream segment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Number of cash generating units | Cash_Generating_Units							3
CGU OIL [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Recoverable value of assets after tax of the CGU Oil							$ 254,549
Reversal in the charge for impairment							39,837
CGU Gas Neuquina Basin [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Impairment charge for property, plant and equipment							28,326
Recoverable value of assets after tax of the CGU Oil							108,509
CGU Gas Austral Basin [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Impairment charge for property, plant and equipment							8,246
Recoverable value of assets after tax of the CGU Oil							$ 8,606
Bottom of range [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Useful lives of amortized assets							3 years
Percentage of interest in investee							20.00%
Percentage of defined contribution plan							3.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of legal reserve transferred							5.00%
Top of range [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Useful lives of amortized assets							14 years
Percentage of interest in investee							50.00%
Percentage of defined contribution plan							10.00%
Top of range [member] | Legal reserve [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Maximum legal reserve of subscribed Capital plus adjustment to contribution							20.00%
Consolidated entities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Investment Owned Percent Of Net Assets							100.00%
Taxes, withholdings and royalties [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
General tax rate							30.00%	35.00%
Minimum presumed income tax rate								1.00%	1.00%	1.00%
Taxes, withholdings and royalties [member] | Scenario Forecast [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
General tax rate					25.00%	30.00%
Royalties and withholding systems for hydrocarbon exports [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of interest on royalty							12.00%
Royalties and withholding systems for hydrocarbon exports [member] | Crude oil and natural gas [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Percentage of interest on royalty							15.00%